Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and Diluted Net Loss Per Share
Schedule of basic and diluted net loss per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2019	2020	2021
Net loss per ordinary share - basic:
Numerator (RMB’000):
Net loss attributable to 36Kr Holdings Inc.	(25,911)	(279,342)	(90,609)
Accretion on redeemable non‑controlling interests to redemption value	(1,808)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(449,130)	—	—
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(26,787)	—	—
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(309,984)	—	—
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(36,977)	—	—
Net loss/(income) attributable to non-controlling interests	156	(889)	1,038
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(850,441)	(280,231)	(89,571)
Denominator:
Weighted average number of ordinary shares outstanding	368,159,249	1,019,316,944	1,025,068,349
Denominator used in computing net loss per share - basic	368,159,249	1,019,316,944	1,025,068,349
Net loss per ordinary share: - basic (RMB)	(2.310)	(0.275)	(0.087)
Net loss per ordinary share – diluted:
Numerator (RMB’000):
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(850,441)	(280,231)	(89,571)
Net loss attributable to ordinary shareholders - diluted	(850,441)	(280,231)	(89,571)
Denominator:
Denominator used in computing net loss per share - basic	368,159,249	1,019,316,944	1,025,068,349
Denominator used in computing net loss per share - diluted	368,159,249	1,019,316,944	1,025,068,349
Net loss per ordinary share - diluted (RMB)	(2.310)	(0.275)	(0.087)

Schedule of ordinary shares equivalents that were excluded from the computation to eliminate any antidilutive effect

	For the years ended
	December 31,
	2019	2020	2021
Preferred Shares	518,830,264	—	—
Share‑based awards	30,484,784	—	—
Total	549,315,048	—	—